Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 29, 2021
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights term	5 years	5 years
Sale of stock issue price per share	$ 9.20	$ 9.20
Event Trigerring The Value Of Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 9.20	$ 9.20
Number of consecutive trading days for determining the share price	10 days	10 days
Percentage of gross proceeds from share issue for the purposes of business combination	60.00%	60.00%
Event Trigerring The Value Of Warrants [Member] | Market Value [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
Event Trigerring The Value Of Warrants [Member] | Newly Issued Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 10.00	$ 10.00
Triggering Share Price One [Member] | Event Trigerring The Value Of Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption trigger price		18.00
Triggering Share Price One [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price		$ 18.00
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price One [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 18.00	$ 18.00
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period	3 days	3 days
Triggering Share Price One [Member] | Minimum [Member] | Warrant Redemption Price One [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	$ 0.01	$ 0.01
Triggering Share Price Two [Member] | Event Trigerring The Value Of Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption trigger price		10.00
Triggering Share Price Two [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 18.00
Number of consecutive trading days for determining the share price	20 days
Number of trading days for determining the share price	30 days
Triggering Share Price Two [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 10.00	$ 10.00
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period	3 days	3 days
Triggering Share Price Two [Member] | Minimum [Member] | Warrant Redemption Price Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price		$ 0.10
Warrant Excercise Period One [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done	30 days	30 days
Warrant Excercise Period Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done	1 year	1 year
Warrant Excercise Period Two [Member] | Triggering Share Price Two [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price			$ 0.10
Private Placement Warrants And Class A Stock Issuable Upon Exercise Of Private Placement Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights lock in period	30 days	30 days